(Columbia Thermostat Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 34 of this prospectus and in Appendix S to the Statement of Additional Information under Sales Charge Waivers beginning on page S-1.

The Fund no longer accepts investments from new or existing investors in Class B shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Thermostat Fund)	Class A Shares		Class B Shares		Class C Shares		Class R4 Shares	Class R5 Shares	Class Y Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Thermostat Fund)		Class A Shares	Class B Shares	Class C Shares	Class R4 Shares	Class R5 Shares	Class Y Shares	Class Z Shares
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (Rule 12b-1) fees		0.25%	0.75%	1.00%	none	none	none	none
Other expenses	[1]	0.24%	0.34%	0.24%	0.34%	0.19%	0.14%	0.21%
Acquired Fund Fees and Expenses		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Total annual Fund operating expenses	[2]	1.19%	1.79%	1.94%	1.04%	0.89%	0.84%	0.91%
Fee waivers and/or reimbursements	[3]	(0.09%)	(0.19%)	(0.09%)	(0.19%)	(0.06%)	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.10%	1.60%	1.85%	0.85%	0.83%	0.78%	0.85%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Total annual Fund operating expenses include the annualized average weighted fees and expenses of acquired funds (underlying Portfolio Funds). As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.
[3]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in the Portfolio Funds (acquired funds)), do not exceed the annual rates of 0.50% for Class A shares, 1.00% for Class B shares, 1.25% for Class C shares, 0.25% for Class R4 shares, 0.23% for Class R5 shares, 0.18% for Class Y shares and 0.25% for Class Z shares, through April 30, 2014. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class R4, Class R5, Class Y or Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Thermostat Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	681	923	1,184	1,928
Class B Shares	663	845	1,152	1,932
Class C Shares	288	600	1,039	2,257
Class R4 Shares	87	312	556	1,254
Class R5 Shares	85	278	487	1,091
Class Y Shares	80	262	460	1,032
Class Z Shares	87	284	498	1,114

Expense Example, No Redemption (Columbia Thermostat Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	163	545	952	1,932
Class C Shares	188	600	1,039	2,257

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying Portfolio Funds in which the Fund invests. Each Portfolio Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A Portfolio Fund's higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Investment Manager and the Fund's Board of Trustees. As described more fully below, the Investment Manager has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Investment Manager chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10%	90%
over 1700-1750	15%	85%
over 1650-1700	20%	80%
over 1600-1650	25%	75%
over 1550-1600	30%	70%
over 1500-1550	35%	65%
over 1450-1500	40%	60%
over 1400-1450	45%	55%
over 1350-1400	50%	50%
over 1300-1350	55%	45%
over 1250-1300	60%	40%
over 1200-1250	65%	35%
over 1150-1200	70%	30%
over 1100-1150	75%	25%
over 1050-1100	80%	20%
over 1000-1050	85%	15%
1000 and under	90%	10%

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Investment Manager will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® Index band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Investment Manager would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Investment Manager will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/Bond Assets
Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds
Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds
Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days
Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds
Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds
The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.
Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days
Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Investment Manager may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Investment Manager in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bond	30%
Columbia Income Opportunities Fund	High-yield bond	30%
Columbia Short Term Bond Fund	Short term bond	40%
Total		100%

The Investment Manager has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Investment Manager or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Investment Manager reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Investment Manager typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Investment Manager are expected to be infrequent.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Investment Manager has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Investment Manager or its affiliates, such as advisory fees, this could result in the Investment Manager having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund. In addition, the underlying funds are themselves subject to Investment Strategy Risk.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk – Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but may affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk – At times, certain Portfolio Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. Foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. There is generally less publicly available information about foreign companies. Investments in foreign companies may be adversely affected by the impact of political, social or diplomatic events, possible imposition of currency exchange controls or possible seizure, expropriation or nationalization of a company or its assets resulting in a partial or total loss of an investment in such foreign companies. Accounting, auditing and financial reporting standards may also be less comprehensive and stringent than those applicable to domestic companies.

  Operational and Settlement Risks of Foreign Securities. The Fund's foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies ("foreign sub-custodians"), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

  Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer's securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries.

  Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades. Ownership of Russian securities poses particular risks because ownership records are typically maintained in a decentralized fashion by registrars who may not be subject to effective governmental supervision leading to the possibility that the Fund may lose its ownership rights. In such a case, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities.

  Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country's economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

  Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from a Portfolio Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk – Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because certain Portfolio Funds invest a significant portion of their net assets in the equity securities of technology companies, a Portfolio Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because certain Portfolio Funds invest a significant portion of their net assets in the equity securities of health care companies, a Portfolio Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Dollar Rolls Risk – Dollar rolls are transactions in which a Portfolio Fund sells securities to counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio Fund's portfolio turnover rate. If the Portfolio Fund reinvests the proceeds of the security sold, the Portfolio Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Mortgage-Backed Securities Risk – The value of a Portfolio Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of a Portfolio Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Portfolio Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Portfolio Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk – Income from a Portfolio Fund's debt securities portfolio will decline if and when the Portfolio Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio Fund's portfolio.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that a Portfolio Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Depositary Receipts Risk – Certain Portfolio Funds may invest in depositary receipts. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

  Derivatives Risk — Futures Contracts – Certain Portfolio Funds may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that a Portfolio Fund trades on such futures exchanges, the Portfolio Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk – The amount of the distributions paid by certain Portfolio Funds generally depends on the amount of interest and/or dividends received by the Portfolio Fund on the securities it holds. A Portfolio Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Portfolio Fund receives from its investments decline.

  Rule 144A Securities Risk — Certain Portfolio Funds may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Portfolio Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Portfolio Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Portfolio Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Portfolio Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by a Portfolio Fund denominated in that currency.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that a Portfolio Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Portfolio Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio Fund's returns.

  Index Risk – A Portfolio Fund's value will generally decline when the performance of its targeted index declines. If a Portfolio Fund is designed to track an index before fees and expenses, the Portfolio Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Portfolio Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Portfolio Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Highly Leveraged Transactions Risk – The loans and other securities in which certain Portfolio Funds invest include highly leveraged transactions (e.g., bank loans) whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Performance Information

The bar chart below and table on the following page show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A, Class B and Class C shares is March 3, 2003; and the inception date for the Fund's Class R4, Class R5 and Class Y shares is November 8, 2012. The returns shown for these share classes include the returns of the Fund's Class Z shares for periods prior to their inception dates. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:       19.33%

Worst:   4th quarter 2008:      -19.26%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Investment Manager to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns (Columbia Thermostat Fund)	1 Year	5 Years	10 Years
Class Z Shares	13.69%	5.19%	7.89%
Class Z Shares returns after taxes on distributions	13.10%	4.66%	6.70%
Class Z Shares returns after taxes on distributions and sale of Fund shares	9.06%	4.22%	6.33%
Class A Shares	6.84%	3.70%	6.97%
Class B Shares	7.78%	4.07%	7.03%
Class C Shares	11.52%	4.16%	6.82%
Class R4 Shares	13.68%	5.19%	7.89%
Class R5 Shares	13.66%	5.19%	7.89%
Class Y Shares	13.63%	5.18%	7.89%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.22%	5.95%	5.18%
Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)	13.34%	2.72%	7.31%
50-50 S&P 500/Barclays Aggregate Bond (an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)	10.13%	4.26%	6.44%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2013: 4.10%